Fair Value Measurements (Details) - Schedule of financial liabilities that are measured at fair value on a recurring basis - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Liabilities:
Total fair value		$ 28,500,590
Public Warrants [Member]
Liabilities:
Derivative warrant liabilities	$ 23,394,190	18,683,920
Private Warrants [Member]
Liabilities:
Derivative warrant liabilities	12,730,000	9,816,670
Level 1 [Member]
Liabilities:
Total fair value		18,683,920
Level 1 [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities	23,394,190	18,683,920
Level 1 [Member] | Private Warrants [Member]
Liabilities:
Derivative warrant liabilities
Level 2 [Member]
Liabilities:
Total fair value
Level 2 [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities
Level 2 [Member] | Private Warrants [Member]
Liabilities:
Derivative warrant liabilities
Level 3 [Member]
Liabilities:
Total fair value		9,816,670
Level 3 [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities
Level 3 [Member] | Private Warrants [Member]
Liabilities:
Derivative warrant liabilities	$ 12,730,000	$ 9,816,670